Fair Value Measurements - Schedule of Changes in Fair Value Associated With Level 3 SAFE Financial Instruments Held (Parentheticals) (Details)	6 Months Ended
Jun. 30, 2026 Bitcoin
Convertible Debt [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Delivery of bitcoin (in Bitcoin)	500